Prepayments and Premiums Under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and Premiums Under Operating Leases [Abstract]
Schedule of prepayments and premiums under operating leases

Amount
At January 1, 2016	2,820,458
additions for the year	38,300
charge for the year	(118,783)
translation adjustment	(169,293)
At December 31, 2016	2,570,682
additions for the year	30,672
charge for the year	(105,340)
translation adjustment	156,092
At December 31, 2017	2,652,106

Schedule of prepayment and premium under operating lease analyzed for reporting
	As at December 31,
	2017	2016
Current asset	83,907	79,035
Non-current asset	2,568,199	2,491,647
	2,652,106	2,570,682